Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities
Net income (loss)	$ (506,196)	$ 108,471	$ (3,450)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	129,466	131,205	155,737
Stock-based compensation	16,411	19,107	16,982
Amortization of prepaid debt fees	5,715	5,492	8,258
Amortization of convertible debt discount	5,336	10,099	9,673
Loss on extinguishment of debt	0	0	9,960
Deferred taxes, net	(12,985)	(17,992)	(64,216)
Goodwill impairment	584,847	0	0
Restructuring expense, non-cash (see Note 13)	25,144	0	0
Other adjustments, net	(44)	1,864	4,303
Changes in operating assets and liabilities, net of acquisitions:
Accounts receivable	(22,770)	(45,612)	(2,962)
Inventories	6,389	(41,417)	3,535
Other current assets	(3,859)	(7,655)	(14,244)
Other long-term assets	(17,401)	(8,436)	(4,665)
Accounts payables, other current liabilities, and taxes payable	22,715	40,884	9,873
Wages and benefits payable	(19,813)	42,245	(8,261)
Unearned revenue	19,070	(2,356)	14,836
Warranty	29,616	14,656	(5,273)
Other operating, net	(9,283)	4,036	10,701
Net cash provided by operating activities	252,358	254,591	140,787
Investing activities
Acquisitions of property, plant, and equipment	(60,076)	(62,822)	(52,906)
Business acquisitions, net of cash equivalents acquired	(20,092)	0	(4,317)
Other investing, net	1,427	6,548	3,229
Net cash used in investing activities	(78,741)	(56,274)	(53,994)
Financing activities
Proceeds from borrowings	670,000	0	0
Payments on debt	(848,054)	(155,163)	(275,796)
Issuance of common stock	4,625	8,776	166,372
Repurchase of common stock	(29,428)	0	0
Other financing, net	(6,596)	(2,250)	(4,697)
Net cash used in financing activities	(209,453)	(148,637)	(114,121)
Effect of foreign exchange rate changes on cash and cash equivalents	(555)	(2,096)	4,831
Increase (decrease) in cash and cash equivalents	(36,391)	47,584	(22,497)
Cash and cash equivalents at beginning of period	169,477	121,893	144,390
Cash and cash equivalents at end of period	133,086	169,477	121,893
Non-cash transactions:
Property, plant, and equipment purchased but not yet paid, net	744	(5,921)	3,719
Exchange of debt (face value) for common stock (see Note 6)	0	0	120,984
Supplemental disclosure of cash flow information:
Income taxes, net	28,128	30,142	31,720
Interest, net of amounts capitalized	$ 28,047	$ 39,315	$ 54,503